Share-Based Compensation - Summary of Stock Option Pricing Model Assumption (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	10 years	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return (per annum)	3.99%	3.93%	2.94%
Volatility	61.73%	60.42%	60.21%
Exercise multiple	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary share	$ 4.15	$ 4.26	$ 2.62
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return (per annum)	4.59%	4.49%	4.12%
Volatility	62.50%	62.36%	62.51%
Exercise multiple	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary share	$ 4.16	$ 5.91	$ 3.51